Long-Term Incentive Plan and Other Compensatory Awards (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Number	1,175,000	1,335,149
Outstanding - Weighted-Average Remaining Contractual Term	1 year 10 months 24 days
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Weighted Average Exercise Price	$ 1.5	$ 1.52
Exercisable - Shares	1,175,000
Exercisable - Weighted - Average Exercise Price	$ 1.5
Exercise Price Range One [Member]
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Number	850,000
Outstanding - Weighted-Average Remaining Contractual Term	1 year 10 months 24 days
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Weighted Average Exercise Price	$ 1.4
Exercisable - Shares	850,000
Exercisable - Weighted - Average Exercise Price	$ 1.4
Exercise Price Range One [Member] | Minimum [Member]
Share Based Compensation Shares Authorized Under Stock Warrants Exercise Price Range	$ 1.25
Exercise Price Range One [Member] | Maximum [Member]
Share Based Compensation Shares Authorized Under Stock Warrants Exercise Price Range	$ 1.50
Exercise Price Range Two [Member]
Share Based Compensation Shares Authorized Under Stock Warrants Exercise Price Range	$ 1.75
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Number	325,000
Outstanding - Weighted-Average Remaining Contractual Term	2 years 1 month 6 days
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding Weighted Average Exercise Price	$ 1.75
Exercisable - Shares	325,000
Exercisable - Weighted - Average Exercise Price	$ 1.75